Acquisition of RGI (Details) $ in Thousands, € in Millions		9 Months Ended
	May 05, 2025 USD ($)	Sep. 30, 2025 USD ($) Payment $ / €	Sep. 30, 2024 USD ($)	Sep. 30, 2025 EUR (€) Payment $ / €	Dec. 31, 2024 USD ($)
Acquisition of RGI [Abstract]
Equity method investment		$ 12,572			$ 3,588
Release of cumulative translation adjustment of equity method investment		(4)	$ 0
Gain on acquisition of RGI		$ 1,268	$ 0
Exchange currency rate | $ / €		1.17		1.17
RGI [Member]
Acquisition of RGI [Abstract]
Ownership interest	28.20%
Consideration paid	$ 4,219
Fair value of non-controlling interest	3,552
Equity method investment	3,552
Fair value of identifiable assets and liabilities	$ 12,595
RGI [Member] | WEC [Member]
Acquisition of RGI [Abstract]
Ownership percentage		45.00%		45.00%
RGI [Member] | WEC [Member] | Capital Contributions to Fund Construction of ECV [Member]
Acquisition of RGI [Abstract]
Committed funding		$ 6,318		€ 5.4
RGI [Member] | WEC [Member] | Non-Controlling Interest Holder's Share of Capital Contributions to Fund Construction of ECV [Member]
Acquisition of RGI [Abstract]
Committed funding		$ 3,861		€ 3.3
RGI [Member] | WEC [Member] | ECV [Member]
Acquisition of RGI [Abstract]
Number of installment payments for capital commitment | Payment		2		2